Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of the Estimated Useful Lives	The estimated useful lives are as follows
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Disaggregate Revenue Streams	The Company’s disaggregate revenue streams are summarized below:
	June 30, 2022 (Unaudited)	June 30, 2023 (Unaudited)	June 30, 2023 (Unaudited)
	RMB	RMB	USD
Revenues
Holographic AR advertising	276,011,189	254,823,992	36,834,390
Holographic AR entertainment	1,451,556	-	-
Sale of semiconductor products	156,848,405	9,935,513	1,436,162
Total revenues	434,311,150	264,759,505	38,270,552

Schedule of Revenue by Timing of Transfer of Goods or Services	The Company’s revenues by timing of transfer of goods or services are summarized below:
	June 30, 2022 (Unaudited)	June 30, 2023 (Unaudited)	June 30, 2023 (Unaudited)
	RMB	RMB	USD
Goods and services transferred at a point in time	434,311,150	264,759,505	38,270,552
Goods and services transferred overtime	-	-	-
Total revenues	434,311,150	264,759,505	38,270,552

Schedule of Revenues by Geographic Locations	The Company’s revenues by geographic locations are summarized below:
	June 30, 2022 (Unaudited)	June 30, 2023 (Unaudited)	June 30, 2023 (Unaudited)
	RMB	RMB	USD
Mainland PRC revenues	290,966,447	254,823,992	36,834,390
Hong Kong revenues	59,650,651	-	-
International revenues	83,694,052	9,935,513	1,436,162
Total revenues	434,311,150	264,759,505	38,270,552

Schedule of Noncontrolling Interests	Noncontrolling interests consist of the following:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
VIDA	(65,276,176)	(63,919,200)	(8,845,969)
Viru	4,293,087	4,276,066	591,778
MicroAlgo	159,054,091	141,328,054	19,558,811
Noncontrolling interests subscriptions receivable	(172,528)	(172,528)	(23,877)
Total noncontrolling interests	97,898,474	81,512,392	11,280,743